UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08897

SPARROW FUNDS

(Exact Name of Registrant as Specified in Charter)

211 N. Broadway, Ste. 2080, St. Louis, MO  63102

 (Address of Principal Executive Offices, Zip Code)

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147
 (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (314) 725-6161

Date of fiscal year end:  08/31

Date of reporting period: 11/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sparrow Growth Fund
	Schedule of Investments
	November 30, 2017 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 99.70%

Bottled & Canned Soft Drinks Carbonated Waters - 2.21%
2,210	Monster Beverage Corp. *	138,501
1,245	National Beverage Corp. *	135,854
		274,355
Computer Communications Equipment - 1.31%
700	Arista Networks, Inc.*	163,184

Computer Peripheral Equipment, NEC - 1.00%
13,840	Mitek systems, Inc.*	124,560

Computer Storage Devices - 1.07%
7,230	Pure Storage, Inc. Class A*	133,610

Electromedical & Electrotherapeutic - 1.65%
5,000	Cutera, Inc. *	205,250

Finance Services - 1.71%
3,450	Green Dot Corp. *	213,210

Fire, Marine & Casualty Insurance - 1.06%
2,965	Kinsale Capital Group, Inc.	132,209

Hospital & Medical Service Plans - 1.28%
5,350	Trupanion, Inc.*	159,323

Hotels and Motels - 1.67%
6,800	El Dorado Resorts Inc.*	208,080

Industrial Instruments for Measurement - 1.06%
1,400	MKS Instruments, Inc.	132,020

Instruments For Meas & Testing of Electricity & Electrical Signals - 0.83%
4,520	Cohu, Inc.	102,875

Insurance Agents Brokers & Services - 0.68%
3,640	Health Insurance Innovations, Inc. *	84,994

Laboratory Analytical Instruments - 1.01%
430	Coherent, Inc.*	125,543

Loan Brokers - 2.11%
870	LendingTree, Inc. *	262,697

Motor Vehicles & Passanger Car Bodies - 1.15%
465	Tesla, Inc. *	143,615

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.56%
790	Align Technology, Inc. *	206,095
960	Edwards Lifesciences Corp. *	112,512
		318,607
Perfumes, Cosmetics & Other Toilet Prepa - 0.91%
5,080	E.L.F. Beauty, Inc*	112,573

Pharmaceutical Preparations- 1.38%
9,570	Concept Therapeutics, Inc. *	171,686
905	Vertex Pharmaceuticals, Inc. *	130,582
		302,268
Poultry Slaughtering and Processing - 1.17%
855	Sanderson Farms, Inc.	145,085

Retail-Auto Dealers & Gasoline Stations - 0.58%
4,460	Carvana Co.*	72,297

Retail-Catalog & Mail-Order Houses - 4.57%
405	Amazon.com, Inc.*	476,584
1,305	Waifair, Inc*	91,337
		567,921
Semiconductors & Related Devices - 2.53%
870	NVIDA Corporation	174,618
1,640	Cavium, Inc. *	140,187
		314,805
Services-Business Services, NEC - 20.44%
1,265	Healthquity, Inc.*	65,616
870	Stamps.com, Inc. *	176,988
2,550	GrubHub Inc.*	172,278
7,445	Tabula Rasa Healthcare, Inc.*	258,267
2,905	Mastercard, Inc.	437,115
160	Priceline.com Inc.*	278,354
1,320	Total System Serv Inc.	98,155
3,685	Visa, Inc.	414,894
935	Global Payments, Inc.	94,024
5,680	PayPal Holdings, Inc.*	430,146
2,820	Zillow Group, Inc. *	115,789
		2,541,627
Services-Commercial Physical & Biological - 3.75%
5,950	Exelixis, Inc.*	161,126
1,480	PRA Health Sciences, Inc. *	121,908
3,075	Exact Sciences Corp.*	182,901
		465,935
Services-Computer Processing & Data Prep - 2.92%
2,930	RingCentral, Inc. *	138,150
1,100	Workday, Inc. *	113,300
1,240	Proofpoint, Inc. *	111,662
		363,112
Services-Computer Programming, Data Processing- 7.84%
2,045	The Trade Desk, Inc. *	100,491
410	Alphabet, Inc. *	424,830
1,335	Wix.com Ltd.*	73,292
2,125	Facebook, Inc.*	376,508
		975,120
Services-Hospitals - 1.00%
1,470	Magellan Heath Services, Inc.*	124,215

Services-Offices & Clinics of Doctors of Medicine - 1.02%
3,425	Teladoc, Inc.*	127,068

Services-Prepackaged Software - 17.98%
1,650	Electronic Arts, Inc. *	175,478
1,025	ServiceNow, Inc*	126,075
3,300	AppFolio, Inc.*	142,395
1,665	Paycom Software, Inc.*	136,530
3,850	Instructure, Inc.*	133,788
1,745	Paylocity Holding Corp.*	80,514
1,940	Activision Blizzard, Inc. *	121,056
1,060	Logmein, Inc.	126,140
2,605	Take-Two Interactive Software, Inc.*	290,588
2,280	2U, Inc.*	146,148
5,300	Evolent Health, Inc.*	68,105
925	Salesforce.com, Inc. *	96,496
780	Adobe Systems, Inc.*	141,547
2,810	Alarm.Com Holdings, Inc*	115,182
1,390	Shopify, Inc.*	144,310
4,875	Square, Inc. *	191,198
		2,235,548
Services-Specialty Outpatient Facilities - 0.94%
4,020	BioTelemetry, Inc. *	116,580

Services-Video Tape Rental - 3.00%
1,990	Netflix, Inc. *	373,284

Surgical & Medical Instruments & Apparatus - 5.28%
2,725	iRythm Technologies, Inc.*	151,238
810	ABIOMED*	157,820
5,800	Novocure Ltd.*	111,650
3,550	LeMaitre Vascular, Inc.	116,902
4,010	Tactile Systems Technology, Inc. *	119,618
		657,228
Telephone Communications- 0.97%
3,410	Zayo Group Holdings, Inc*	120,509

TOTAL FOR COMMON STOCKS (Cost $9163,551) - 99.70%		$ 12,399,305

MONEY MARKET FUND - 0.42%
52,703	Fidelity Institutional Mm Fds Govt Class - 0.97%	$ 52,703

TOTAL FOR MONEY MARKET FUND (Cost 436,079) - 0.42%		$ 52,703

TOTAL INVESTMENTS (Cost $9,216,254) - 100.12% ***		$ 12,452,008

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.12%)		(15,421)

NET ASSETS - 100.00%		$ 12,436,587

* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at November 30, 2017.

*** At November 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,216,254 amounted to $3,235,754, which consisted of aggregate gross unrealized appreciation of $3,402,756 and aggregate gross unrealized depreciation of $167,001.

NOTES TO FINANCIAL STATEMENTS
Sparrow Growth Fund
1. SECURITY TRANSACTIONS

At November 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,216,254 amounted to $3,235,754, which consisted of aggregate gross unrealized appreciation of $3,402,756 and aggregate gross unrealized depreciation of $167,001.

2. SECURITY VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,399,305	$0	$0	$12,399,305
Money Market	$52,703	$0	$0	$52,703
Total	$12,452,008	$0	$0	$12,452,008

Item 2. Controls and Procedures.

(a)       EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)       CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	January 29, 2018